GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	As of December 31,
	2017	2016
Cost
Balance at beginning of year	65,180	32,532
Additions (note 23)	33,699	32,325
Translation	47	323
Balance at end of year	98,926	65,180